Cash Payments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Cash payments:
Interest	$ 1,415	¥ 116,271	¥ 121,253	¥ 85,801
Income taxes	$ 598	¥ 49,190	¥ 50,153	¥ 43,927